Offering (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Jul. 31, 2012	Mar. 26, 2012	Oct. 05, 2011
Offering (Textual)
Number of unit sold	4,000,000
Description of sale of stock	Each Unit consisting of one Ordinary Share and one Warrant
Per share price of shares			$ 10.00	$ 0.016
Share due date	Mar. 21, 2013
Warrant expiration period	5 years
Warrants, exercise price	$ 0.01
Description of warrant	Warrants will be redeemable by the Company at a price of $0.01 per Warrant upon 30 days prior notice after the Warrants become exercisable, only in the event that the last sale price of the Ordinary Shares equals or exceeds $16.50 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which notice of redemption is given.
Underwriting discount rate	3.00%
Additional corporate finance fee rate			2.00%
Additional compensation of option issued to PrinceRidge Group LLC	$ 100
Common stock reserve for future issuance under option plan to PrinceRidge Group LLC		600,000	340,000
Option exercise price	$ 15.00
Options expiration period	5 years
Fair value of unit purchase option, recorded as an expense of public offering	100
Estimated fair value price per share			$ 1.48
Estimated fair value	$ 503,200
Expected volatility rate	30.00%
Risk free interest rate	1.09%
Expected life	5 years
Forfeited shares		(200,000)
Reverse stock split	1.125-for-1